ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement balances and amounts of the VIE and VIE's subsidiaries (Details) - USD ($)		12 Months Ended
	Jan. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents		$ 7,446,664	$ 440,636
Net amount due from the related party		25,000	1,503
Prepaid expenses and other current assets, net		10,925	1,295,362
Total current assets		7,516,498	1,741,904
TOTAL ASSETS		18,893,082	9,019,621
Property and equipment, net		5,961,173	0
Other non-current assets			7,277,717
Accrued expenses and other current liabilities		236,490	218,437
Net amount due to the related party		923,596	1,122,607
Total current liabilities		1,429,761	1,371,982
TOTAL LIABILITIES		2,064,218	1,371,982
Revenues		863,438	670,171	$ 1,402,300
Cost of revenue		(1,380,600)	(702,679)	(79,150)
Gross profit		(517,162)	(32,508)	1,323,150
General and administrative		(2,156,063)	(10,351,357)	(1,156,574)
Impairment loss		0		0
Interest expense, net		5,118	1,083	7,983
Other income/(expenses), net		1,248	(143)	$ (32,533)
VIEs
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents	$ 5,834
Net amount due from the related party	408,714
Prepaid expenses and other current assets, net	1,732
Total current assets	416,280
TOTAL ASSETS	416,280
Accrued expenses and other current liabilities	31,035
Net amount due to the related party	411,864
Total current liabilities	442,899
TOTAL LIABILITIES	442,899
Net loss from discontinued operations	4,664	(4,664)
Net assets (i)	(26,619)
Disposal consideration (ii)	0
Other comprehensive income/loss (iii)	(31,283)
Loss from discontinued operations	(4,664)	$ 4,664
VIEs | Beijing Lianji Technology Co., Ltd
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents	3,379
Net amount due from the related party	95,239
Prepaid expenses and other current assets, net	1,732
Total current assets	100,350
TOTAL ASSETS	100,350
Accrued expenses and other current liabilities	16,594
Net amount due to the related party	315,050
Total current liabilities	331,644
TOTAL LIABILITIES	331,644
Net loss from discontinued operations	(166,975)
Net assets (i)	(231,294)
Disposal consideration (ii)	0
Other comprehensive income/loss (iii)	(64,319)
Loss from discontinued operations	166,975
VIEs | Mercurity (Beijing) Technology Co., Ltd.
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents	2,455
Net amount due from the related party	313,475
Prepaid expenses and other current assets, net	0
Total current assets	315,930
TOTAL ASSETS	315,930
Accrued expenses and other current liabilities	14,441
Net amount due to the related party	96,814
Total current liabilities	111,255
TOTAL LIABILITIES	111,255
Net loss from discontinued operations	171,639
Net assets (i)	204,675
Disposal consideration (ii)	0
Other comprehensive income/loss (iii)	33,036
Loss from discontinued operations	$ (171,639)
VIEs | Beijing Lianji Technology Co. and Mercurity (Beijing) Technology Co., Ltd.
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents			2,677,000
Prepaid expenses and other current assets, net			1,726,000
Total current assets			4,403,000
TOTAL ASSETS			4,403,000
Accrued expenses and other current liabilities			3,194,000
Net amount due to the related party			27,744,000
Total current liabilities			30,938,000
TOTAL LIABILITIES			30,938,000
Revenues			122,343,000
Cost of revenue			(41,668,000)
Gross profit			80,675,000
General and administrative			(334,880,000)
Impairment loss			(8,107,943,000)
Operating loss from discontinued operations			(8,362,148,000)
Interest expense, net			91,000
Other income/(expenses), net			1,735,000
Net loss from discontinued operations			(8,360,322,000)
Loss from discontinued operations			$ 8,360,322,000